Note 21 - Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
Note 21 - Selected Quarterly Financial Data

(unaudited, in thousands, except per share amounts)

The following table sets forth selected quarterly financial data for the two most recent fiscal years.

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net Operating Revenues	$192,948	$190,783	$197,064	$192,742
Income Before Non-Operating Income	25,881	17,040	17,944	16,481
Non-Operating Income	4,561	5,155	5,140	5,677
Net Income	18,724	13,611	17,211	14,526
Preferred Dividends	2,168	2,168	2,167	2,168
Net Income Available to Common Stockholders	16,556	11,443	15,044	12,358
Basic Earnings Per Share	1.21	.83	1.09	.89
Diluted Earnings Per Share	1.15	.83	1.05	.88

2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net Operating Revenues	$173,324	$176,922	$178,551	$191,856
Income Before Non-Operating Income	12,239	14,618	14,270	16,500
Non-Operating Income	4,575	4,959	5,424	8,382
Net Income	10,407	11,850	15,083	15,355
Preferred Dividends	2,168	2,168	2,169	2,168
Net Income Available to Common Stockholders	8,239	9,682	12,914	13,187
Basic Earnings Per Share	.60	.70	.95	.97
Diluted Earnings Per Share	.60	.70	.95	.97